CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Cash and cash equivalents [abstract]
Deposits held at call	$ 93,464	$ 139,264
Short-term financial investments	35,360	69,730
Total	$ 128,824	$ 208,994	$ 124,706	$ 133,526